PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

	December 31, 2016	December 31, 2015
Land, buildings and improvements	$8,998	$8,500
Wireless communication systems	685,562	607,411
Furniture, equipment, vehicles and software	111,690	104,867
Construction in progress	61,246	48,214

	867,496	768,992
Less: accumulated depreciation	(473,931)	(395,700)

Property and equipment, net	$393,565	$373,292

Depreciation expense was $85.8 million, $77.1 million and $74.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Advances to equipment vendors are included in Other assets and totaled $6.9 million and $6.8 million as of December 31, 2016 and 2015, respectively.

AROs are primarily recorded for the Company’s legal obligations to remediate leased property on which the Company’s network infrastructure and related assets are located. The AROs are recorded in Other non-current liabilities with a corresponding amount in Property and equipment, net. No obligation is expected to be settled within 12 months as of December 31, 2016. The activity in the AROs was as follows:

	Years Ended December 31,
	2016	2015
Beginning balance	$18,878	$14,959
Revisions in estimated cash flows	(690)	2,689
Additional accruals	1,733	1,410
Foreign currency translation	132	(1,349)
Accretion	1,585	1,169
Disposals	(45)	—
Ending balance	$21,593	$18,878

The corresponding assets, net of accumulated depreciation, related to AROs were $10.7 million and $10.6 million as of December 31, 2016 and 2015, respectively.

Supplemental cash flow information:

The Company acquired $1.8 million, $1.1 million and $5.4 million of property and equipment through current and long-term debt during the years ended December 31, 2016, 2015 and 2014, respectively.

The Company acquires property and equipment through current and long-term construction accounts payable. The net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment on the Consolidated Statements of Cash Flows of $5.6 million, $(11.4) million and $(6.9) million for the years ended December 31, 2016, 2015 and 2014, respectively.